Goodwill (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jun. 01, 2021	Jul. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment loss		$ (375,039)	$ 0
Goodwill		$ 0	$ 88,189		$ 0
Market-based approach
Disclosure of reconciliation of changes in goodwill [line items]
Adjusted control premium	20.00%
Share price declined	5.00%
Increase in impairment loss	$ 18,000
Income based approach
Disclosure of reconciliation of changes in goodwill [line items]
Adjusted control premium	5.00%
Decrease in recoverable amount of goodwill	$ 15,000
Income based approach | DCF analysis, Cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Decrease in short-term growth rate	5.00%
Decrease in recoverable amount of goodwill	$ 26,931
Income based approach | DCF analysis, Terminal value growth rate
Disclosure of reconciliation of changes in goodwill [line items]
Terminal value growth rate	2.00%
Decrease in short-term growth rate	1.00%
Decrease in recoverable amount of goodwill	$ 31,806
Income based approach | DCF analysis, Post-tax discount rate
Disclosure of reconciliation of changes in goodwill [line items]
Post tax discount rate	14.30%
Increase in post tax discount rate	1.00%
Decrease in recoverable amount of goodwill	$ 28,383
Zenabis Global Ltd
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill				$ 88,189